Earnings / (Loss) per Share (Table) (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Net Income (Loss) Attributable to Parent [Abstract]
Net income / (loss)	$ (16,201)	$ 58,397	$ (9,771)
Basic earnings / (loss) per share:
Weighted average common shares outstanding, basic	93,735,549	77,061,227	63,034,394
Basic earnings / (loss) per share	$ (0.17)	$ 0.76	$ (0.16)
Effect of dilutive securities:
Dilutive effect of non vested shares	0	264,884	0
Weighted average common shares outstanding, diluted	93,735,549	77,326,111	63,034,394
Diluted earnings / (loss) per share	$ (0.17)	$ 0.76	$ (0.16)